Note 10. Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Independent directors
Stock Issued During Period, Shares, Issued for Services				9,414	25,357
Noninterest Expense Directors Fees	$ 4,000
Strategic Asset Management, Inc.
Stock Issued During Period, Shares, Issued for Services						300,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost						$ 421,300
Issuance of Stock and Warrants for Services or Claims	0	$ 34,200
Dynasty Wealth, Inc.
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost					$ 460,700
Issuance of Stock and Warrants for Services or Claims	0	115,200
Global IR Group, Inc.
Stock Issued During Period, Shares, Issued for Services					100,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost					$ 165,000
Issuance of Stock and Warrants for Services or Claims	0	41,300
Financial Genetics, LLC
Stock Issued During Period, Shares, Issued for Services				100,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost				$ 100,000
Issuance of Stock and Warrants for Services or Claims	$ 25,000	0
Arrowroot Partners, LLC
Stock Issued During Period, Shares, Issued for Services	15,460
Issuance of Stock and Warrants for Services or Claims	$ 15,000
M & T Business Consultants, Inc.
Stock Issued During Period, Shares, Issued for Services	50,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost			$ 43,000
Issuance of Stock and Warrants for Services or Claims	$ 33,786	$ 0